Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Contract Assets, Contract Liabilities and Contract Costs from Contracts with Customers
The following presents our contract assets and liabilities from our contracts with customers:

	June 30, 2023	December 31, 2022
(In $ millions)
Accrued revenue (1)	54.7	57.4
Current contract assets	54.7	57.4

Non-current accrued revenue (2)	1.9	3.8
Non-current contract asset	1.9	3.8
Total contract asset	56.6	61.2

Current deferred mobilization, demobilization and other revenue	(52.4)	(57.3)
Current contract liability	(52.4)	(57.3)

Non-current deferred mobilization, demobilization and other revenue	(54.7)	(68.7)
Non-current contract liability	(54.7)	(68.7)
Total contract liability	(107.1)	(126.0)

(1) Accrued revenue includes $1.7 million ($0.7 million as of December 31, 2022) pertaining to the current portion of deferred demobilization revenue, $2.1 million ($0.5 million as of December 31, 2022) related to the current portion of deferred variable rate revenue and $1.2 million ($0.9 million as of December 31, 2022) related to the current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts.

(2) Non-current accrued revenue includes $1.4 million ($2.3 million as of December 31, 2022) related to the non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts and $0.5 million ($1.5 million as of December 31, 2022) pertaining to the non-current portion of deferred demobilization revenue. Non-current accrued revenue is included in "Other non-current assets" in our Unaudited Consolidated Balance Sheets (see Note 14 - Other Non-Current Assets).
Contract Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	June 30, 2023	December 31, 2022
(In $ millions)
Current deferred mobilization and contract preparation costs	25.7	38.4
Non-current deferred mobilization and contract preparation costs (1)	24.1	17.1
Total deferred mobilization and contract preparation asset	49.8	55.5

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Unaudited Consolidated Balance Sheets (see Note 14 - Other Non-Current Assets).

Changes in the Remaining Performance Obligation Contract Asset Balances
Total movement in our contract assets and contract liabilities balances during the six months ended June 30, 2023 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2022	61.2	126.0
Performance obligations satisfied during the reporting period	52.7	—
Amortization of revenue	—	(30.5)
Unbilled variable rate revenue	1.7	—
Cash received, excluding amounts recognized as revenue	—	11.6
Cash received against the contract asset balance	(59.0)	—
Balance as of June 30, 2023	56.6	107.1

Disaggregation of Revenue

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
(In $ millions)
Over time	180.2	102.0	347.1	179.6
Point in time	7.3	3.3	12.4	7.7
Total	187.5	105.3	359.5	187.3

Revenue, remaining performance obligation, expected timing of satisfaction
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows as at June 30, 2023:

	For the periods ending June 30,
(In $ millions)	2024	2025	2026	2027 onwards
Dayrate revenue	473.1	228.0	122.7	125.8
Other revenue (1)	49.7	36.0	14.2	13.0
Total	522.8	264.0	136.9	138.8